SEGMENT REPORTING	12 Months Ended
Dec. 31, 2024
Spetner Associates Inc [Member]
SEGMENT REPORTING

NOTE 7 – SEGMENT REPORTING

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the Company’s Chief Executive Officer, the chief operating decision-maker (“CODM”). For accounting purposes, the CODM is making decisions regarding resource allocation and assessing performance based on net income from operations as reported in the Company’s consolidated financial statements. The Company views its operations and manages its business in one operating segment: the Insurance segment.

The CODM does not review assets in evaluating the results of the Insurance Segment, and therefore, such information is not presented. The following table provides the financial results of our Insurance Segment:

	December 31,	December 31,
	2024	2023

Revenue	$	$
Commission income	14,261,944	7,734,257
Service and fee income	412,178	217,613
Total revenue	14,674,122	7,951,870

Less: Significant and other Insurance Segment expenses
Commission expense	223,004	244,266
Enrollment expense	1,086,182	1,530,770
Salaries and wages	3,516,128	2,879,575
General and administrative	1,454,627	1,463,809
Pension expense	1,542	401,713
Related party expenses	789,000	534,511
Insurance segment net income	7,603,639	897,226

Reconciliation of segment net income
Charitable contribution expense	(5,588,474)	(753,012)
Interest income (expense), net	129,500	13,387
Net income	$2,144,665	$157,601